Impairment Charges on Financial Assets	6 Months Ended
Sep. 30, 2019
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Impairment Charges on Financial Assets
1 5	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the six months ended September 30, 2019 and 2018 consisted of the following:

	For the six months ended September 30,
	2019	2018
	(In millions)
Loans and advances	¥57,996	¥34,207
Loan commitments	(1,970)	(9,435)
Financial guarantees	(7,392)	487
Investment securities	—	1

Total impairment charges on financial assets	¥48,634	¥25,260